Related Party Transactions - Summary of Compensation of Key Management (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Related Party Transactions [Abstract]
Stock-based compensation	$ 1,959	$ 7,459
Salaries, benefits and directors’ fees included in general and administrative expenses	2,147	2,669
Salaries and benefits included in exploration expenditures	470	290
Salaries and benefits capitalized to Investment in the Joint Venture	697	75
Total remuneration	5,273	$ 10,493
Total due to directors and executive team	$ 231		$ 265